Exceptional Items - Schedule (Details) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Analysis of income and expense [abstract]
Business Transformation program (1)	€ 8.7	€ 2.4	€ 14.2	€ 3.4
Findus Switzerland integration costs (2)	2.9	1.6	5.0	2.4
Fortenova Acquisition integration costs (3)	1.5	0.0	3.5	0.0
Release of indemnification assets (4)	0.0	0.0	(7.7)	5.0
Brexit (5)	0.0	1.1	0.0	4.3
Information Technology Transformation program	0.7	0.0	2.9	0.0
Settlement of legacy matters (7)	(27.9)	(1.8)	(27.9)	(1.8)
Factory Optimization	1.4	1.0	1.6	1.8
Exceptional items	€ (12.7)	€ 4.3	€ 6.3	€ 15.1